Preferred shares (Details 3) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Preferred Shares Details 3
Grant of Rights	CAD 244,000	CAD 226,000
Extension of term of Rights	210,000
Stock based compensation expense	CAD 454,000	CAD 226,000